Supplemental Information - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Supplemental Information [Line Items]
Operating expense	$ 1,124,601	$ 698,144
General and administrative expense	180,988	95,931
Depreciation and amortization gain on asset disposal loss on asset decommissioning and reversal of impairment of property plant and equipment [Member]
Supplemental Information [Line Items]
Operating expense	241,000	263,000
General and administrative expense	$ 8,000	$ 11,000